Share-based Payment Arrangements - Summary of Information About USISH Option Plans (Detail) - USISH option plans [member] shares in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance | shares	24,997	26,627
Number of options, granted | shares			26,640
Number of options, forfeited | shares	(2,656)	(1,630)	(13)
Number of options, ending balance | shares	22,341	24,997	26,627
Number of options, exercisable, end of year | shares	8,896
Weighted average exercise price, Beginning balance | ¥	¥ 15.5	¥ 15.5
Weighted average exercise price, Options granted | ¥			¥ 15.5
Weighted average exercise price, Options forfeited | ¥	15.5	15.5	15.5
Weighted average exercise price, Ending balance | ¥	15.5	¥ 15.5	¥ 15.5
Weighted average exercise price, Options exercisable, end of year | ¥	¥ 15.5